Operating segment	6 Months Ended
Jul. 31, 2021
Operating Segment
Operating segment

6. Operating segment

Segment information

Identification of reportable operating segments

For the 6-month period ended July 31, 2020, the Group had three reportable segments:

●	Retail. This segment covers retail and outlet stores located through Australia and New Zealand.
●	Wholesale. This segment covers wholesale of intimates apparel to customers based in Australia, New Zealand and Europe.
●	E-commerce. This segment covers the Group’s online retail activities.

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021

In the 6 months to July 31, 2021, the Group exited the Retail and Wholesale segment as a result of the Bendon Sale. In order to improve profitability, the Group also exited the U.S. wholesale market, although it continues to sell in the U.S. through online channels. To reflect this, the Group now has a single reportable segment, that operates E-commerce business in the U.S.

From May 2020, the Chief Executive Officer (CEO), also the Chief Operating Decision Maker, reviews and analyses monthly / quarterly Group as one operating segment, E-commerce.

Reconciliations

Reconciliation of segment EBITDA to the consolidated statements of profit or loss and other comprehensive income:

Management meets on a monthly basis to assess the performance of each segment. Net operating profit does not include non- operating revenue and expenses such as dividends, fair value gains and losses.

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Adjusted EBITDA	(2,384)	(1,188)
Brand transition, restructure and transaction expenses	(13,317)	(3,078)
Finance expense	(44)	(2,155)
Impairment expense	(4,971)	-
Depreciation and amortisation	(170)	(143)
Unrealised foreign exchange gain	(1,487)	1,665
Fair value loss on Convertible Notes derivative and warrants	(10,794)	-
Income tax expense	(33)	-
Total net loss after tax	(33,200)	(4,899)

Other reconciling items include brand transition, finance expenses, impairment expense, depreciation and amortisation, fair value gain/loss on convertible notes and warrants, and unrealised foreign exchange gain/loss that cannot be allocated to segments.

This is also based on the internal reports that are reviewed and used by the Chief Executive Officer (who is identified as the Chief Operating Decision Makers (‘CODM’)) in assessing performance and in determining the allocation of resources.

Geographical information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

Revenue

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

New Zealand	-	-
Australia	-	-
United States	6,571	8,235
Europe	-	-
	6,571	8,235

Naked Brand Group Limited

Notes to the Consolidated Financial Statements

For the Half Year Ended 31 July 2021